Note 6 - Other operating income and expenses	12 Months Ended
Dec. 31, 2024
Note 6 - Other operating income and expenses
Note 6 - Other operating income and expenses

6     Other operating income and expenses

	Year ended December 31,
	2024	2023	2022
Other operating income
Results from sundry assets	10,529	10,960	28,161
Net rents	4,417	4,702	5,084
Reclassification of currency translation adjustment reserve	-	878	71,252
Bargain purchase gain	2,212	3,162	-
Result on sale of Venezuela awards	-	33,341	-
Other income	43,492	-	-
	60,650	53,043	104,497
Other operating expenses
Contributions to welfare projects and non-profit organizations	(17,657)	(15,538)	(13,668)
Allowance for doubtful receivables	(546)	(107)	(346)
Securities Exchange Commission investigation settlement	-	-	(78,100)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	(107,215)	-	-
Other expense	-	(1,628)	(12,595)
	(125,418)	(17,273)	(104,709)

Other operating income and expenses, net	(64,768)	35,770	(212)

Other operating income

Bargain purchase gain: For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

For the year 2023, related to Isoplus anticorrosion coating division acquisition.

Result on sale of Venezuela awards: For the year 2023, related to the transfer of the awards obtained in connection with the nationalizations of the Company’s interests in its majority-owned subsidiaries TAVSA – Tubos de Acero de Venezuela S.A., Matesi Materiales Siderúrgicos S.A. and Complejo Siderúrgico de Guayana, C.A.

Reclassification of currency translation adjustment reserve: During 2022, as result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement.

Other income: For the year 2024, includes mainly $17.6 million related to the recovery of various legal proceedings in Brazil and $7 million related to an insurance recovery.

Other operating expenses

Provision for the ongoing litigation related to the acquisition of participation in Usiminas: For the year 2024, related to the provision described in note 27 “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - CSN claims relating to the January 2012 acquisition of Usiminas”, and does not include the net foreign exchange result.

Securities Exchange Commission investigation settlement: For more information see note 27 “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - Petrobras-related proceedings and claims”.